787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

April 19, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Health Sciences Trust

Pre-Effective Amendment No. 1 under the Securities Act of 1933 and

Amendment No. 11 under the Investment Company Act of 1940

to Registration Statement on Form N-2

(File No. 333-230158 and File No. 811-21702)

Ladies and Gentlemen:

On behalf of BlackRock Health Sciences Trust (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “SEC”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the SEC thereunder, Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

The Amendment reflects changes made in response to comments provided to the undersigned by the staff of the Division of Investment Management (the “Staff”) of the SEC on March 18, 2019 and April 2, 2019 regarding the Registration Statement, which was filed on March 8, 2019. The Fund has responded to the Staff’s comments by separate letter.

The Fund has claimed a filing fee offset pursuant to Rule 457(p) under the 1933 Act with respect to this filing.

We note that the Fund relies on exemptive relief (1940 Act Rel. Nos. 28690 (notice) & 28719 (order)) that permits it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as twelve times each year, and as frequently as distributions are specified in accordance with the terms of any outstanding preferred stock that it may issue.

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN     ROME

April 19, 2019

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Kiersten Zaza, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP